Income Taxes - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Average effective tax rate	25.20%	31.10%	0.00%
Current tax expense (income), related to Pillar Two income taxes	₩ 6,715
Top of range [member] | Pillar Two Model Rules [member]
Income Taxes [Line Items]
Average effective tax rate	15.00%